Transactions with directors and key management (Details) £ in Thousands	Dec. 31, 2022 GBP (£) director	Dec. 31, 2021 GBP (£)
Transactions with directors and key management
Loans to customers - amortised cost	£ 366,340,000	£ 358,990,000
Customer deposits	450,318,000	479,810,000
key management personnel
Transactions with directors and key management
Loans to customers - amortised cost	12,137	9,128
Customer deposits	47,866	£ 51,018
Directors
Transactions with directors and key management
Loans to directors	£ 9,636,586
Number of directors with outstanding loans | director	8